Shareholder Report, Holdings (Details)	Sep. 30, 2024
C000115425 | 72201F490 | PIMCO Income Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000115425 | 464287432 | iShares 20+ Year Treasury Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000115425 | 693390700 | PIMCO Total Return Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000115425 | 31846V336 | First American Government Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000115425 | 722005816 | PIMCO Investment Grade Credit Bond Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000115425 | 808509855 | Schwab S&P 500 Index Fund
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000115425 | 09260B382 | BlackRock Strategic Income Opportunities Portfolio, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000115425 | 78468R622 | SPDR Bloomberg High Yield Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000115425 | 693390882 | PIMCO International Bond Fund U.S. Dollar-Hedged, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000115425 | 78468R606 | SPDR Portfolio High Yield Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000115425 | Alternative
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000115425 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000115425 | Equity
Holdings [Line Items]
Percent of Net Asset Value	26.10%
C000115425 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	68.70%
C000115425 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	43.00%
C000115425 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	8.70%
C000115425 | InvestmentType_Open End Funds
Holdings [Line Items]
Percent of Total Investments	48.30%
C000056130 | 72201F490 | PIMCO Income Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000056130 | 464287432 | iShares 20+ Year Treasury Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000056130 | 693390700 | PIMCO Total Return Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000056130 | 31846V336 | First American Government Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000056130 | 722005816 | PIMCO Investment Grade Credit Bond Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000056130 | 808509855 | Schwab S&P 500 Index Fund
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000056130 | 09260B382 | BlackRock Strategic Income Opportunities Portfolio, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000056130 | 78468R622 | SPDR Bloomberg High Yield Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000056130 | 693390882 | PIMCO International Bond Fund U.S. Dollar-Hedged, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000056130 | 78468R606 | SPDR Portfolio High Yield Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000056130 | Alternative
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000056130 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000056130 | Equity
Holdings [Line Items]
Percent of Net Asset Value	26.10%
C000056130 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	68.70%
C000056130 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	43.00%
C000056130 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	8.70%
C000056130 | InvestmentType_Open End Funds
Holdings [Line Items]
Percent of Total Investments	48.30%
C000084926 | 72201F490 | PIMCO Income Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000084926 | 464287432 | iShares 20+ Year Treasury Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000084926 | 693390700 | PIMCO Total Return Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000084926 | 31846V336 | First American Government Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000084926 | 722005816 | PIMCO Investment Grade Credit Bond Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000084926 | 808509855 | Schwab S&P 500 Index Fund
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000084926 | 09260B382 | BlackRock Strategic Income Opportunities Portfolio, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000084926 | 78468R622 | SPDR Bloomberg High Yield Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000084926 | 693390882 | PIMCO International Bond Fund U.S. Dollar-Hedged, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000084926 | 78468R606 | SPDR Portfolio High Yield Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000084926 | Alternative
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000084926 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000084926 | Equity
Holdings [Line Items]
Percent of Net Asset Value	26.10%
C000084926 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	68.70%
C000084926 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	43.00%
C000084926 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	8.70%
C000084926 | InvestmentType_Open End Funds
Holdings [Line Items]
Percent of Total Investments	48.30%
C000056131 | 72201F490 | PIMCO Income Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000056131 | 464287432 | iShares 20+ Year Treasury Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000056131 | 693390700 | PIMCO Total Return Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000056131 | 31846V336 | First American Government Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000056131 | 722005816 | PIMCO Investment Grade Credit Bond Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000056131 | 808509855 | Schwab S&P 500 Index Fund
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000056131 | 09260B382 | BlackRock Strategic Income Opportunities Portfolio, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000056131 | 78468R622 | SPDR Bloomberg High Yield Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000056131 | 693390882 | PIMCO International Bond Fund U.S. Dollar-Hedged, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000056131 | 78468R606 | SPDR Portfolio High Yield Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000056131 | Alternative
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000056131 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000056131 | Equity
Holdings [Line Items]
Percent of Net Asset Value	26.10%
C000056131 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	68.70%
C000056131 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	43.00%
C000056131 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	8.70%
C000056131 | InvestmentType_Open End Funds
Holdings [Line Items]
Percent of Total Investments	48.30%
C000056132 | 72201F490 | PIMCO Income Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000056132 | 464287432 | iShares 20+ Year Treasury Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000056132 | 693390700 | PIMCO Total Return Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000056132 | 31846V336 | First American Government Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000056132 | 722005816 | PIMCO Investment Grade Credit Bond Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000056132 | 808509855 | Schwab S&P 500 Index Fund
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000056132 | 09260B382 | BlackRock Strategic Income Opportunities Portfolio, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000056132 | 78468R622 | SPDR Bloomberg High Yield Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000056132 | 693390882 | PIMCO International Bond Fund U.S. Dollar-Hedged, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000056132 | 78468R606 | SPDR Portfolio High Yield Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000056132 | Alternative
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000056132 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000056132 | Equity
Holdings [Line Items]
Percent of Net Asset Value	26.10%
C000056132 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	68.70%
C000056132 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	43.00%
C000056132 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	8.70%
C000056132 | InvestmentType_Open End Funds
Holdings [Line Items]
Percent of Total Investments	48.30%
C000115426 | 72201F490 | PIMCO Income Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000115426 | 464287432 | iShares 20+ Year Treasury Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000115426 | 693390700 | PIMCO Total Return Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000115426 | 31846V336 | First American Government Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000115426 | 722005816 | PIMCO Investment Grade Credit Bond Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000115426 | 808509855 | Schwab S&P 500 Index Fund
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000115426 | 09260B382 | BlackRock Strategic Income Opportunities Portfolio, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000115426 | 78468R622 | SPDR Bloomberg High Yield Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000115426 | 693390882 | PIMCO International Bond Fund U.S. Dollar-Hedged, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000115426 | 78468R606 | SPDR Portfolio High Yield Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000115426 | Alternative
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000115426 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000115426 | Equity
Holdings [Line Items]
Percent of Net Asset Value	26.10%
C000115426 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	68.70%
C000115426 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	43.00%
C000115426 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	8.70%
C000115426 | InvestmentType_Open End Funds
Holdings [Line Items]
Percent of Total Investments	48.30%
C000214244 | 31846V336 | First American Government Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000214244 | 78468R622 | SPDR Bloomberg High Yield Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000214244 | 78468R606 | SPDR Portfolio High Yield Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000214244 | 09260B630 | Blackrock Series Fund V-BlackRock High Yield, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	26.50%
C000214244 | 46435U853 | iShares Broad USD High Yield Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000214244 | 464288513 | iShares iBoxx High Yield Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000214244 | 742935489 | Osterweis Strategic Income Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000214244 | 78468R408 | SPDR Bloomberg Short Term High Yield Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000214244 | 233051432 | Xtrackers USD High Yield Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000214244 | 46434V407 | iShares 0-5 Year High Yield Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000214244 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000214244 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	99.80%
C000214244 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	52.80%
C000214244 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	9.50%
C000214244 | InvestmentType_Open End Funds
Holdings [Line Items]
Percent of Total Investments	37.70%
C000214245 | 31846V336 | First American Government Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000214245 | 78468R622 | SPDR Bloomberg High Yield Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000214245 | 78468R606 | SPDR Portfolio High Yield Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000214245 | 09260B630 | Blackrock Series Fund V-BlackRock High Yield, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	26.50%
C000214245 | 46435U853 | iShares Broad USD High Yield Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000214245 | 464288513 | iShares iBoxx High Yield Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000214245 | 742935489 | Osterweis Strategic Income Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000214245 | 78468R408 | SPDR Bloomberg Short Term High Yield Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000214245 | 233051432 | Xtrackers USD High Yield Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000214245 | 46434V407 | iShares 0-5 Year High Yield Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000214245 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000214245 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	99.80%
C000214245 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	52.80%
C000214245 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	9.50%
C000214245 | InvestmentType_Open End Funds
Holdings [Line Items]
Percent of Total Investments	37.70%
C000214243 | 31846V336 | First American Government Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000214243 | 78468R622 | SPDR Bloomberg High Yield Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000214243 | 78468R606 | SPDR Portfolio High Yield Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000214243 | 09260B630 | Blackrock Series Fund V-BlackRock High Yield, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	26.50%
C000214243 | 46435U853 | iShares Broad USD High Yield Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000214243 | 464288513 | iShares iBoxx High Yield Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000214243 | 742935489 | Osterweis Strategic Income Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000214243 | 78468R408 | SPDR Bloomberg Short Term High Yield Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000214243 | 233051432 | Xtrackers USD High Yield Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000214243 | 46434V407 | iShares 0-5 Year High Yield Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000214243 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000214243 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	99.80%
C000214243 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	52.80%
C000214243 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	9.50%
C000214243 | InvestmentType_Open End Funds
Holdings [Line Items]
Percent of Total Investments	37.70%
C000214242 | 31846V336 | First American Government Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000214242 | 78468R622 | SPDR Bloomberg High Yield Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000214242 | 78468R606 | SPDR Portfolio High Yield Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000214242 | 09260B630 | Blackrock Series Fund V-BlackRock High Yield, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	26.50%
C000214242 | 46435U853 | iShares Broad USD High Yield Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000214242 | 464288513 | iShares iBoxx High Yield Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000214242 | 742935489 | Osterweis Strategic Income Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000214242 | 78468R408 | SPDR Bloomberg Short Term High Yield Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000214242 | 233051432 | Xtrackers USD High Yield Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000214242 | 46434V407 | iShares 0-5 Year High Yield Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000214242 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000214242 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	99.80%
C000214242 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	52.80%
C000214242 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	9.50%
C000214242 | InvestmentType_Open End Funds
Holdings [Line Items]
Percent of Total Investments	37.70%
C000245140 | 31846V336 | First American Government Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000245140 | 808509855 | Schwab S&P 500 Index Fund
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000245140 | 46429B697 | iShares MSCI USA Min Vol Factor ETF
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000245140 | 922908363 | Vanguard S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000245140 | 46429B689 | iShares MSCI EAFE Min Vol Factor ETF
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000245140 | 256206103 | Dodge & Cox International Stock Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000245140 | 238210777 | Brandes International Small Cap Equity Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000245140 | 464287739 | iShares U.S. Real Estate ETF
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000245140 | 81369Y308 | Consumer Staples Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000245140 | 97717W422 | WisdomTree India Earnings Fund
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000245140 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000245140 | Equity
Holdings [Line Items]
Percent of Net Asset Value	98.50%
C000245140 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	70.90%
C000245140 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	10.20%
C000245140 | InvestmentType_Open End Funds
Holdings [Line Items]
Percent of Total Investments	18.90%
C000245137 | 31846V336 | First American Government Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000245137 | 808509855 | Schwab S&P 500 Index Fund
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000245137 | 46429B697 | iShares MSCI USA Min Vol Factor ETF
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000245137 | 922908363 | Vanguard S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000245137 | 46429B689 | iShares MSCI EAFE Min Vol Factor ETF
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000245137 | 256206103 | Dodge & Cox International Stock Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000245137 | 238210777 | Brandes International Small Cap Equity Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000245137 | 464287739 | iShares U.S. Real Estate ETF
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000245137 | 81369Y308 | Consumer Staples Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000245137 | 97717W422 | WisdomTree India Earnings Fund
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000245137 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000245137 | Equity
Holdings [Line Items]
Percent of Net Asset Value	98.50%
C000245137 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	70.90%
C000245137 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	10.20%
C000245137 | InvestmentType_Open End Funds
Holdings [Line Items]
Percent of Total Investments	18.90%
C000108313 | 72201F490 | PIMCO Income Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000108313 | 464287432 | iShares 20+ Year Treasury Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000108313 | 693390700 | PIMCO Total Return Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000108313 | 31846V336 | First American Government Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000108313 | 722005816 | PIMCO Investment Grade Credit Bond Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000108313 | 09260B382 | BlackRock Strategic Income Opportunities Portfolio, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000108313 | 78468R622 | SPDR Bloomberg High Yield Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000108313 | 693390882 | PIMCO International Bond Fund U.S. Dollar-Hedged, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000108313 | 67065Q772 | Nuveen High Yield Municipal Bond Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000108313 | 09260C307 | BlackRock Systematic Multi-Strategy Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000108313 | Alternative
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000108313 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000108313 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	95.20%
C000108313 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	32.40%
C000108313 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	9.30%
C000108313 | InvestmentType_Open End Funds
Holdings [Line Items]
Percent of Total Investments	58.30%
C000108314 | 72201F490 | PIMCO Income Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000108314 | 464287432 | iShares 20+ Year Treasury Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000108314 | 693390700 | PIMCO Total Return Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000108314 | 31846V336 | First American Government Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000108314 | 722005816 | PIMCO Investment Grade Credit Bond Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000108314 | 09260B382 | BlackRock Strategic Income Opportunities Portfolio, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000108314 | 78468R622 | SPDR Bloomberg High Yield Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000108314 | 693390882 | PIMCO International Bond Fund U.S. Dollar-Hedged, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000108314 | 67065Q772 | Nuveen High Yield Municipal Bond Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000108314 | 09260C307 | BlackRock Systematic Multi-Strategy Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000108314 | Alternative
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000108314 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000108314 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	95.20%
C000108314 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	32.40%
C000108314 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	9.30%
C000108314 | InvestmentType_Open End Funds
Holdings [Line Items]
Percent of Total Investments	58.30%
C000108315 | 72201F490 | PIMCO Income Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000108315 | 464287432 | iShares 20+ Year Treasury Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000108315 | 693390700 | PIMCO Total Return Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000108315 | 31846V336 | First American Government Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000108315 | 722005816 | PIMCO Investment Grade Credit Bond Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000108315 | 09260B382 | BlackRock Strategic Income Opportunities Portfolio, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000108315 | 78468R622 | SPDR Bloomberg High Yield Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000108315 | 693390882 | PIMCO International Bond Fund U.S. Dollar-Hedged, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000108315 | 67065Q772 | Nuveen High Yield Municipal Bond Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000108315 | 09260C307 | BlackRock Systematic Multi-Strategy Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000108315 | Alternative
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000108315 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000108315 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	95.20%
C000108315 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	32.40%
C000108315 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	9.30%
C000108315 | InvestmentType_Open End Funds
Holdings [Line Items]
Percent of Total Investments	58.30%
C000108316 | 72201F490 | PIMCO Income Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000108316 | 464287432 | iShares 20+ Year Treasury Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000108316 | 693390700 | PIMCO Total Return Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000108316 | 31846V336 | First American Government Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000108316 | 722005816 | PIMCO Investment Grade Credit Bond Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000108316 | 09260B382 | BlackRock Strategic Income Opportunities Portfolio, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000108316 | 78468R622 | SPDR Bloomberg High Yield Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000108316 | 693390882 | PIMCO International Bond Fund U.S. Dollar-Hedged, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000108316 | 67065Q772 | Nuveen High Yield Municipal Bond Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000108316 | 09260C307 | BlackRock Systematic Multi-Strategy Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000108316 | Alternative
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000108316 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000108316 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	95.20%
C000108316 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	32.40%
C000108316 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	9.30%
C000108316 | InvestmentType_Open End Funds
Holdings [Line Items]
Percent of Total Investments	58.30%
C000207097 | 31846V336 | First American Government Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000207097 | 67065Q772 | Nuveen High Yield Municipal Bond Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000207097 | 78464A284 | SPDR Nuveen Bloomberg High Yield Municipal Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000207097 | 46138E537 | Invesco National AMT-Free Municipal Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000207097 | 67065Q400 | Nuveen Intermediate Duration Municipal Bond Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000207097 | 09253E609 | BlackRock Strategic Municipal Opportunities Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000207097 | 4812A0458 | JPMorgan National Municipal Income Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000207097 | 78249R123 | Russell Tax Exempt High Yield Bond Fund, Class S
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000207097 | 09253C769 | BlackRock High Yield Municipal Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000207097 | 92189H409 | VanEck High Yield Muni ETF
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000207097 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000207097 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	99.80%
C000207097 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	28.50%
C000207097 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	6.50%
C000207097 | InvestmentType_Open End Funds
Holdings [Line Items]
Percent of Total Investments	65.00%
C000214793 | 31846V336 | First American Government Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000214793 | 67065Q772 | Nuveen High Yield Municipal Bond Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000214793 | 78464A284 | SPDR Nuveen Bloomberg High Yield Municipal Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000214793 | 46138E537 | Invesco National AMT-Free Municipal Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000214793 | 67065Q400 | Nuveen Intermediate Duration Municipal Bond Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000214793 | 09253E609 | BlackRock Strategic Municipal Opportunities Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000214793 | 4812A0458 | JPMorgan National Municipal Income Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000214793 | 78249R123 | Russell Tax Exempt High Yield Bond Fund, Class S
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000214793 | 09253C769 | BlackRock High Yield Municipal Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000214793 | 92189H409 | VanEck High Yield Muni ETF
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000214793 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000214793 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	99.80%
C000214793 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	28.50%
C000214793 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	6.50%
C000214793 | InvestmentType_Open End Funds
Holdings [Line Items]
Percent of Total Investments	65.00%
C000207099 | 31846V336 | First American Government Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000207099 | 67065Q772 | Nuveen High Yield Municipal Bond Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000207099 | 78464A284 | SPDR Nuveen Bloomberg High Yield Municipal Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000207099 | 46138E537 | Invesco National AMT-Free Municipal Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000207099 | 67065Q400 | Nuveen Intermediate Duration Municipal Bond Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000207099 | 09253E609 | BlackRock Strategic Municipal Opportunities Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000207099 | 4812A0458 | JPMorgan National Municipal Income Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000207099 | 78249R123 | Russell Tax Exempt High Yield Bond Fund, Class S
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000207099 | 09253C769 | BlackRock High Yield Municipal Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000207099 | 92189H409 | VanEck High Yield Muni ETF
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000207099 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000207099 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	99.80%
C000207099 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	28.50%
C000207099 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	6.50%
C000207099 | InvestmentType_Open End Funds
Holdings [Line Items]
Percent of Total Investments	65.00%
C000207098 | 31846V336 | First American Government Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000207098 | 67065Q772 | Nuveen High Yield Municipal Bond Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000207098 | 78464A284 | SPDR Nuveen Bloomberg High Yield Municipal Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000207098 | 46138E537 | Invesco National AMT-Free Municipal Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000207098 | 67065Q400 | Nuveen Intermediate Duration Municipal Bond Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000207098 | 09253E609 | BlackRock Strategic Municipal Opportunities Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000207098 | 4812A0458 | JPMorgan National Municipal Income Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000207098 | 78249R123 | Russell Tax Exempt High Yield Bond Fund, Class S
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000207098 | 09253C769 | BlackRock High Yield Municipal Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000207098 | 92189H409 | VanEck High Yield Muni ETF
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000207098 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000207098 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	99.80%
C000207098 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	28.50%
C000207098 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	6.50%
C000207098 | InvestmentType_Open End Funds
Holdings [Line Items]
Percent of Total Investments	65.00%
C000207096 | 31846V336 | First American Government Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000207096 | 67065Q772 | Nuveen High Yield Municipal Bond Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000207096 | 78464A284 | SPDR Nuveen Bloomberg High Yield Municipal Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000207096 | 46138E537 | Invesco National AMT-Free Municipal Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000207096 | 67065Q400 | Nuveen Intermediate Duration Municipal Bond Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000207096 | 09253E609 | BlackRock Strategic Municipal Opportunities Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000207096 | 4812A0458 | JPMorgan National Municipal Income Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000207096 | 78249R123 | Russell Tax Exempt High Yield Bond Fund, Class S
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000207096 | 09253C769 | BlackRock High Yield Municipal Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000207096 | 92189H409 | VanEck High Yield Muni ETF
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000207096 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000207096 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	99.80%
C000207096 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	28.50%
C000207096 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	6.50%
C000207096 | InvestmentType_Open End Funds
Holdings [Line Items]
Percent of Total Investments	65.00%
C000227417 | 72201F490 | PIMCO Income Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000227417 | 464287432 | iShares 20+ Year Treasury Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000227417 | 693390700 | PIMCO Total Return Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000227417 | 31846V336 | First American Government Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000227417 | 808509855 | Schwab S&P 500 Index Fund
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000227417 | 09260B382 | BlackRock Strategic Income Opportunities Portfolio, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000227417 | 693390882 | PIMCO International Bond Fund U.S. Dollar-Hedged, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000227417 | 46429B697 | iShares MSCI USA Min Vol Factor ETF
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000227417 | 09661T800 | BNY Mellon High Yield ETF
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000227417 | 00770X758 | Medalist Partners MBS Total Return Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000227417 | Alternative
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000227417 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000227417 | Equity
Holdings [Line Items]
Percent of Net Asset Value	28.10%
C000227417 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	63.60%
C000227417 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	43.80%
C000227417 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	4.60%
C000227417 | InvestmentType_Open End Funds
Holdings [Line Items]
Percent of Total Investments	51.60%
C000227418 | 72201F490 | PIMCO Income Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000227418 | 464287432 | iShares 20+ Year Treasury Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000227418 | 693390700 | PIMCO Total Return Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000227418 | 31846V336 | First American Government Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000227418 | 808509855 | Schwab S&P 500 Index Fund
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000227418 | 09260B382 | BlackRock Strategic Income Opportunities Portfolio, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000227418 | 693390882 | PIMCO International Bond Fund U.S. Dollar-Hedged, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000227418 | 46429B697 | iShares MSCI USA Min Vol Factor ETF
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000227418 | 09661T800 | BNY Mellon High Yield ETF
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000227418 | 00770X758 | Medalist Partners MBS Total Return Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000227418 | Alternative
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000227418 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000227418 | Equity
Holdings [Line Items]
Percent of Net Asset Value	28.10%
C000227418 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	63.60%
C000227418 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	43.80%
C000227418 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	4.60%
C000227418 | InvestmentType_Open End Funds
Holdings [Line Items]
Percent of Total Investments	51.60%
C000227423 | 72201F490 | PIMCO Income Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000227423 | 464287432 | iShares 20+ Year Treasury Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000227423 | 693390700 | PIMCO Total Return Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000227423 | 31846V336 | First American Government Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000227423 | 722005816 | PIMCO Investment Grade Credit Bond Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000227423 | 808509855 | Schwab S&P 500 Index Fund
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000227423 | 78468R622 | SPDR Bloomberg High Yield Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000227423 | 46429B697 | iShares MSCI USA Min Vol Factor ETF
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000227423 | 46432F339 | iShares MSCI USA Quality Factor ETF
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000227423 | 14949P208 | Causeway International Value Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000227423 | Alternative
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000227423 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000227423 | Equity
Holdings [Line Items]
Percent of Net Asset Value	48.10%
C000227423 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	47.80%
C000227423 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	45.80%
C000227423 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	6.30%
C000227423 | InvestmentType_Open End Funds
Holdings [Line Items]
Percent of Total Investments	47.90%
C000227422 | 72201F490 | PIMCO Income Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000227422 | 464287432 | iShares 20+ Year Treasury Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000227422 | 693390700 | PIMCO Total Return Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000227422 | 31846V336 | First American Government Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000227422 | 722005816 | PIMCO Investment Grade Credit Bond Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000227422 | 808509855 | Schwab S&P 500 Index Fund
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000227422 | 78468R622 | SPDR Bloomberg High Yield Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000227422 | 46429B697 | iShares MSCI USA Min Vol Factor ETF
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000227422 | 46432F339 | iShares MSCI USA Quality Factor ETF
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000227422 | 14949P208 | Causeway International Value Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000227422 | Alternative
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000227422 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000227422 | Equity
Holdings [Line Items]
Percent of Net Asset Value	48.10%
C000227422 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	47.80%
C000227422 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	45.80%
C000227422 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	6.30%
C000227422 | InvestmentType_Open End Funds
Holdings [Line Items]
Percent of Total Investments	47.90%
C000227421 | 72201F490 | PIMCO Income Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000227421 | 464287432 | iShares 20+ Year Treasury Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000227421 | 693390700 | PIMCO Total Return Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000227421 | 31846V336 | First American Government Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000227421 | 722005816 | PIMCO Investment Grade Credit Bond Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000227421 | 808509855 | Schwab S&P 500 Index Fund
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000227421 | 78468R622 | SPDR Bloomberg High Yield Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000227421 | 46429B697 | iShares MSCI USA Min Vol Factor ETF
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000227421 | 46432F339 | iShares MSCI USA Quality Factor ETF
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000227421 | 14949P208 | Causeway International Value Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000227421 | Alternative
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000227421 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000227421 | Equity
Holdings [Line Items]
Percent of Net Asset Value	48.10%
C000227421 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	47.80%
C000227421 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	45.80%
C000227421 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	6.30%
C000227421 | InvestmentType_Open End Funds
Holdings [Line Items]
Percent of Total Investments	47.90%
C000227420 | 72201F490 | PIMCO Income Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000227420 | 464287432 | iShares 20+ Year Treasury Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000227420 | 693390700 | PIMCO Total Return Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000227420 | 31846V336 | First American Government Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000227420 | 722005816 | PIMCO Investment Grade Credit Bond Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000227420 | 808509855 | Schwab S&P 500 Index Fund
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000227420 | 78468R622 | SPDR Bloomberg High Yield Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000227420 | 46429B697 | iShares MSCI USA Min Vol Factor ETF
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000227420 | 46432F339 | iShares MSCI USA Quality Factor ETF
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000227420 | 14949P208 | Causeway International Value Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000227420 | Alternative
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000227420 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000227420 | Equity
Holdings [Line Items]
Percent of Net Asset Value	48.10%
C000227420 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	47.80%
C000227420 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	45.80%
C000227420 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	6.30%
C000227420 | InvestmentType_Open End Funds
Holdings [Line Items]
Percent of Total Investments	47.90%
C000227426 | 464287432 | iShares 20+ Year Treasury Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000227426 | 31846V336 | First American Government Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000227426 | 808509855 | Schwab S&P 500 Index Fund
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000227426 | 46429B697 | iShares MSCI USA Min Vol Factor ETF
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000227426 | 922908363 | Vanguard S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000227426 | 46429B689 | iShares MSCI EAFE Min Vol Factor ETF
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000227426 | 464287739 | iShares U.S. Real Estate ETF
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000227426 | 81369Y308 | Consumer Staples Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000227426 | 922908611 | Vanguard Small-Cap Value ETF
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000227426 | 464287804 | iShares Core S&P Small-Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000227426 | Alternative
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000227426 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000227426 | Equity
Holdings [Line Items]
Percent of Net Asset Value	68.20%
C000227426 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	27.70%
C000227426 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	66.00%
C000227426 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	9.20%
C000227426 | InvestmentType_Open End Funds
Holdings [Line Items]
Percent of Total Investments	24.80%
C000227425 | 464287432 | iShares 20+ Year Treasury Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000227425 | 31846V336 | First American Government Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000227425 | 808509855 | Schwab S&P 500 Index Fund
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000227425 | 46429B697 | iShares MSCI USA Min Vol Factor ETF
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000227425 | 922908363 | Vanguard S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000227425 | 46429B689 | iShares MSCI EAFE Min Vol Factor ETF
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000227425 | 464287739 | iShares U.S. Real Estate ETF
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000227425 | 81369Y308 | Consumer Staples Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000227425 | 922908611 | Vanguard Small-Cap Value ETF
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000227425 | 464287804 | iShares Core S&P Small-Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000227425 | Alternative
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000227425 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000227425 | Equity
Holdings [Line Items]
Percent of Net Asset Value	68.20%
C000227425 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	27.70%
C000227425 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	66.00%
C000227425 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	9.20%
C000227425 | InvestmentType_Open End Funds
Holdings [Line Items]
Percent of Total Investments	24.80%